Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Total	Cumulative Effect Period of Adoption Adjustment	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive loss	Retained earnings	Retained earnings Cumulative Effect Period of Adoption Adjustment	Total Textainer Group Holdings Limited shareholders' equity	Total Textainer Group Holdings Limited shareholders' equity Cumulative Effect Period of Adoption Adjustment	Noncontrolling interest	Noncontrolling interest Cumulative Effect Period of Adoption Adjustment
Beginning Balances at Dec. 31, 2019	$ 1,285,645,000		$ 583,000	$ (17,746,000)	$ 410,595,000	$ (511,000)	$ 866,458,000		$ 1,259,379,000		$ 26,266,000
Beginning Balances (ASU 2016-13) at Dec. 31, 2019		$ (892,000)						$ (885,000)		$ (885,000)		$ (7,000)
Beginning Balances (in shares) at Dec. 31, 2019			58,326,555	(1,508,637)
Purchase of treasury shares	$ (15,477,000)			$ (15,477,000)					(15,477,000)
Purchase of treasury shares (in shares)	(1,947,443)			(1,947,443)
Share-based compensation expense	$ 1,071,000				1,071,000				1,071,000
Comprehensive (loss) income:
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders	(4,379,000)						(4,379,000)		(4,379,000)
Net loss attributable to noncontrolling interest	(729,000)										(729,000)
Change in derivative instruments designated as cash flow hedges	(8,858,000)					(8,858,000)			(8,858,000)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(62,000)					(62,000)			(62,000)
Foreign currency translation adjustments	(63,000)					(63,000)			(63,000)
Income tax benefit related to items of other comprehensive (loss) income	93,000					93,000			93,000
Total comprehensive (loss) income	(13,998,000)
Ending Balances at Mar. 31, 2020	1,256,349,000		$ 583,000	$ (33,223,000)	411,666,000	(9,401,000)	861,194,000		1,230,819,000		25,530,000
Ending Balances (in shares) at Mar. 31, 2020			58,326,555	(3,456,080)
Beginning Balances at Dec. 31, 2020	1,286,718,000		$ 587,000	$ (86,239,000)	416,609,000	(9,744,000)	938,395,000		1,259,608,000		27,110,000
Beginning Balances (in shares) at Dec. 31, 2020			58,740,919	(8,245,130)
Exercise of share options	1,842,000		$ 3,000		1,839,000				1,842,000
Exercise of share options (in shares)			143,342
Purchase of treasury shares	$ (10,778,000)			$ (10,778,000)					(10,778,000)
Purchase of treasury shares (in shares)	(546,220)			(546,220)
Share-based compensation expense	$ 1,334,000				1,334,000				1,334,000
Purchase of noncontrolling interest	(20,088,000)				7,022,000				7,022,000		$ (27,110,000)
Comprehensive (loss) income:
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders	62,050,000						62,050,000		62,050,000
Net loss attributable to noncontrolling interest	0
Change in derivative instruments designated as cash flow hedges	4,442,000					4,442,000			4,442,000
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	1,194,000					1,194,000			1,194,000
Foreign currency translation adjustments	(46,000)					(46,000)			(46,000)
Income tax benefit related to items of other comprehensive (loss) income	36,000					36,000			36,000
Total comprehensive (loss) income	67,676,000
Ending Balances at Mar. 31, 2021	$ 1,326,704,000		$ 590,000	$ (97,017,000)	$ 426,804,000	$ (4,118,000)	$ 1,000,445,000		$ 1,326,704,000
Ending Balances (in shares) at Mar. 31, 2021			58,884,261	(8,791,350)